Investment Objectives and Goals	Jun. 30, 2025
WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Dynamic International Equity Fund (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Dynamic International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic International Equity Index (formerly, the WisdomTree Dynamic Currency Hedged International Equity Index) (the “Index”).

WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Dynamic International SmallCap Equity Fund (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Dynamic International SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic International SmallCap Equity Index (formerly, the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index) (the “Index”).

WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Corporate Bond Index (the “Index”).
WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. High Yield Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond Index (the “Index”).

WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Short-Term Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-term Quality Corporate Bond Index (the “Index”).

WisdomTree U.S. Efficient Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Efficient Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Efficient Core Fund (the “Fund”) seeks total return.
WisdomTree Emerging Markets Efficient Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets Efficient Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Emerging Markets Efficient Core Fund (the “Fund”) seeks total return.
WisdomTree International Efficient Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International Efficient Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree International Efficient Core Fund (the “Fund”) seeks total return.
WisdomTree BioRevolution Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree BioRevolution Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree BioRevolution Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree BioRevolution Index (the “Index”).
WisdomTree Cloud Computing Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Cloud Computing Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Cloud Computing Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BVP Nasdaq Emerging Cloud Index (the “Index”).
WisdomTree Cybersecurity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Cybersecurity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Cybersecurity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Team8 Cybersecurity Index (the “Index”).
WisdomTree Artificial Intelligence and Innovation Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Artificial Intelligence and Innovation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Artificial Intelligence and Innovation Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Artificial Intelligence & Innovation Index (the “Index”).

WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree True Emerging Markets Fund (formerly, WisdomTree Emerging Markets ex-China Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree True Emerging Markets Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree True Emerging Markets Index (the “Index”).